Note 16 - Discontinued Operations	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
16.	DISCONTINUED OPERATIONS

In
March 2019,
Just Energy formally approved and commenced the process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
the U.K. was added to the disposal group. The decision was part of a strategic transition to focus on the core business in North America. On
November 29, 2019,
Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited. On
April 10, 2020,
the Company announced that it has sold all of the shares of Just Energy Japan KK to Astmax Trading, Inc. The purchase price was nominal, as the business was still in its start-up phase with more liabilities than assets and had fewer than
1,000
customers. The sale of the Japanese subsidiary resulted in a loss on sale of
$1.1
million primarily due to the realization of cumulative translation adjustments of exchange differences from accumulated other comprehensive income, which is included in profit (loss) from discontinued operations. As at
September 30, 2020,
the remaining operations were classified as discontinued operations. The tax impact on the discontinued operations is minimal.

Assets and liabilities classified under discontinued operations were as follows:

	As at	As at
	Sept. 30, 2020	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$1,774	$898
Current trade and other receivables	589	4,978
Income taxes recoverable	12	12
Other current assets	69	1,140
	2,444	7,028
Non-current assets
Property and equipment	-	38
Intangible assets	8	545
ASSETS CLASSIFIED AS HELD FOR SALE	$2,452	$7,611

Liabilities
Current liabilities
Trade and other payables	$2,362	$4,823
Deferred revenue	83	83
LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	$2,445	$4,906